Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 17,208	$ 24,545
Accounts receivable, net	3,748	3,784
Inventories	7,168	4,458
Prepaid expenses and other current assets	810	4,987
Total current assets	43,140	46,421
Property and equipment, net	204	267
Operating lease right-of-use assets	1,375
Intangible asset, net	3,032	3,450
Other assets	320	268
Total assets	50,884	53,219
Current liabilities:
Acquisition contract liabilities, net	6,942	3,242
Operating lease liabilities	498
Accrued expenses and other current liabilities	10,864	9,654
Total current liabilities	20,894	13,836
Long-term liabilities:
Acquisition contract liabilities, net	2,400	9,542
Warrant liabilities	2,843	12,854
Operating lease liabilities, non-current	848
Other liabilities	21	5,649
Total liabilities	27,006	41,881
Commitments and contingencies (see Note 24)
Stockholders’ equity:
Preferred Stock, $0.001 par value, 20,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2022 and 2021
Common Stock, $0.001 par value, 15,000,000 shares authorized; 1,334,950 and 855,237 shares issued and outstanding as of December 31, 2022 and 2021	1	1
Additional paid-in capital	103,396	90,216
Accumulated deficit	(79,519)	(78,879)
Total stockholders’ equity	23,878	11,338
Total liabilities and stockholders’ equity	50,884	53,219
Related Party [Member]
Current assets:
Investment, related party	10,548
Other receivables, related party	3,658	8,647
Other receivables long term, related party	2,813	2,813
Current liabilities:
Accounts payable	1,312	282
Nonrelated Party [Member]
Current liabilities:
Accounts payable	$ 1,278	$ 658